Contingencies (Details) $ in Millions, $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Contingencies
Income taxes paid	$ 25.1	$ 16.0
Canada Revenue Agency Reassessment Action
Contingencies
Provincial income taxes assessed				$ 10.7	$ 8.2
Income taxes paid			$ 154.3		$ 12.1
Tax rate (as a percent)			30.00%	30.00%	30.00%
Contingent liability recorded	$ 1.6